Equity reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number, weighted average exercise price and value of RSU, options and warrants [Table Text Block]
	RSUs		Options				Warrants
	Number	Value	Number		Weighted average exercise price	Value	Number		Weighted average exercise price	Value	Total value
December 31, 2021	216	$1,551	889	C$	12.78	$4,857	1,832	C$	11.78	$11,406	$17,814
Granted[1]	111	1,204	363		11.79	2,073	-		-	-	3,277
Exercised	(123)	(1,308)	(36)		(6.70)	(133)	(10)		(11.50)	(34)	(1,475)
Expired	-	-	-		-	-	(1,480)		-	(4,573)	(4,573)
Forfeited	(4)	(7)	(208)		(13.23)	(898)	-		-	-	(905)
December 31, 2022	200	$1,440	1,008	C$	12.55	$5,899	342	C$	13.00	$6,799	$14,138
Granted[1]	230	891	424		6.60	901	-		-	-	1,792
Exercised	(63)	(649)	-		-	-	-		-	-	(649)
Expired	-	-	(29)		(24.00)	(365)	-		-	-	(365)
Forfeited	(150)	(852)	(513)		(11.26)	(1,786)	(14)		-	(78)	(2,716)
December 31, 2023	217	$830	890	C$	10.08	$4,649	328	C$	13.00	$6,721	$12,200

Disclosure of share based payment arrangement, option, exercise price range [Table Text Block]
	Range of prices	No. outstanding	No. exercisable	Weighted average remaining life (years)		Weighted average exercise price		Weighted average grant date share price
C$	5.71 - 10.00	651	332	3.3	C$	6.75	C$	6.75
	15.01 - 20.00	207	141	2.8		17.40		17.40
	30.01 - 30.40	32	32	0.0		30.40		30.40
		890	505		C$	10.08

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [Table Text Block]
	Year ended
	December 31, 2023			December 31, 2022
	Grant 1	Grant 2	Grant 3	Grant 1	Grant 2	Grant 3
Grant date	1/12/2023	4/13/2023	5/18/2023	3/31/2022	6/30/2022	12/15/2022
Risk-free interest rate	3.13%	3.04%	3.29%	1.62%	2.46%	2.94%
Expected volatility	68.58%	68.25%	68.48%	75.53%	76.33%	68.84%
Expected life of options	5	5	5	5	5	5
Fair value on grant date	$4.75	$3.92	$3.38	$6.93	$9.84	$4.13
Exercise price	$8.04	$6.67	$5.71	$11.22	$15.61	$6.99
Number of options granted (000)	34	313	77	54	176	133
Expiry	01/12/28	04/13/28	05/18/28	01/20/27	04/01/27	12/14/27

Disclosure of number, exercise price and fair value assumptions of warrants [Table Text Block]
No. outstanding	No. exercisable	Grant Date	Expiry Date		Exercise price	Expected volatility	Expected life (years)	Expected dividend yield	Risk-free Interest rate
328	328	12/07/20	12/08/25	C$	13.00	88%	5.00	0%	0%
328	328			C$	13.00